Summary of Significant Accounting Policies - Schedule Of Property And Equipment (Details)	Jun. 30, 2026
Building [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	15 years
Building [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	20 years
Land [Member]
Property, Plant, and Equipment [Line Items]
Useful life	Indefinite
Machinery [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Machinery [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	15 years
Electronic equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	15 years
Leasehold improvements and property improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Leasehold improvements and property improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	15 years
Containerized solution [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years
Containerized solution [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	8 years
Graphics Processing Unit (“GPU”) equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years
Mining rigs [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	2 years
Mining rigs [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Others [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Others [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful life	10 years